Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share

Note 12 - Earnings Per Share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Net loss attributable to common stockholders represents net income (loss) adjusted for deemed dividends on preferred stock. When the Company redeems shares of Series B Convertible Preferred Stock, the excess of the cash redemption price paid over the carrying value of the shares redeemed is treated as a deemed dividend to such stockholders. This deemed dividend is not recognized in the unaudited condensed consolidated statements of operations but is added to net loss in computing net loss attributable to common stockholders for purposes of the basic and diluted loss per share calculation.

Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted net loss per share calculation, the Company uses the “if-converted method” for the Series B Convertible Preferred Stock and the “treasury stock method” for warrants and stock options. The Company applies the more dilutive of the two-class method or the if-converted / treasury stock method for each class of potentially dilutive instruments. Because the Company incurred a net loss for certain periods presented, all potentially dilutive securities have been excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive. Accordingly, basic and diluted weighted-average shares outstanding are identical for both periods presented.

Time Limited Market Adjustment to Series B Convertible Preferred Stock

During the period from May 6, 2026 through July 31, 2026 (the “Offer Period”), pursuant to Section 8(i) of the Series B Certificate of Designations (as defined below), and with the prior written consent of the Required Holders (as defined in the Series B SPA (as defined below)), the Company temporarily reduced the conversion price of the Series B Convertible Preferred Stock from $18.6336 to $7.80 per share. The reduced conversion price reverted to $18.6336 on August 1, 2026 for any shares of Series B Convertible Preferred Stock that were not converted during the Offer Period.

Preferred Stock Conversions

The Company accounted for conversions of Series B Convertible Preferred Stock during the Offer Period as induced conversions under ASC 260-10-S99-2, applying the framework of ASC 470-20-40-13 through 40-16 by analogy, as the reduced conversion price was available only for a limited period of time. Because the Preferred Stock is equity-classified, the induced conversions, including the resulting deemed dividend, were recorded entirely within permanent stockholders’ equity, with no charge to the statement of operations. The deemed dividend for each conversion was measured, on the applicable conversion date, as the excess of the fair value of the Common Stock issued at the reduced conversion price of $7.80 over the fair value of the shares that would have been issued at the original $18.6336 conversion price, using the closing market price of the Common Stock on the conversion date.

During the nine months ended September 30, 2026, holders converted 3,198 shares of Series B Convertible Preferred Stock into 410,001 shares of Common Stock at the reduced conversion price, resulting in a deemed dividend of $1.1 million. The deemed dividend was added to the net loss in computing net loss attributable to common stockholders for purposes of basic and diluted loss per share. The deemed dividend did not affect the Company’s net loss, total stockholders’ equity, or cash flows from operations.

Issuance of Class A Common Stock

During the nine months ended September 30, 2026, the Company issued Common Stock and raised $1.1 million. Under the terms of the ELOC, the Company is required to redeem shares of its Series B Convertible Preferred Stock for 25% of the total cash consideration raised under the ELOC, pursuant to the mandatory use of proceeds provision. The Series B Convertible Preferred Stock was originally issued at a fair value of $589 per share, reflecting the relative fair value allocation of the $800 per unit transaction price between the Series B Convertible Preferred Stock and the accompanying Series B Warrants, based on standalone fair values determined using a Monte Carlo simulation model. For the nine months ended September 30, 2026, the redemption price exceeded the aggregate carrying value of the redeemed shares by $0.2 million. This excess represents a deemed dividend to such stockholders and has been added to the net loss in computing net loss attributable to common stockholders for purposes of loss per share. The deemed dividend is a non-cash item and does not affect the Company’s unaudited net loss, unaudited stockholders’ equity, or unaudited cash flows from operations for the three and nine months ended September 30, 2026.

The schedule of loss per share, basic and diluted is as follows:

For The Three Months Ended September 30,	2026	2025
Net (loss) income attributable to common stockholders	$(979,394)	$179,508
Weighted average shares outstanding – basic	1,027,845	242,268
Basic net (loss) income per share	$(0.95)	$0.74
Net (loss) income attributable to common stockholders	$(979,394)	$179,508
Weighted average shares outstanding – diluted	1,027,845	259,242
Diluted net (loss) income per share	$(0.95)	$0.69

For The Nine Months Ended September 30,	2026	2025
Net loss	$(4,271,846)	$(1,578,406)
Deemed dividends	$(1,068,758)	-
Net loss attributable to common stockholders	$(5,340,604)	$(1,578,406)
Weighted average shares outstanding – basic and diluted	660,939	236,630
Basic and diluted net loss per share	$(8.08)	$(6.67)

For the three-month period ended September 30, 2025, earnings per share was calculated using the two-class method to allocate net income between the Common Stock and the Series B Convertible Preferred Stock based on their respective participation rights. The Company’s net income of $0.2 million was allocated between a 242,268 weighted average for the Common Stock and a 341 weighted average Series B Convertible Preferred Stock, resulting in basic earnings per share of Common Stock of $0.74 and basic earning per share of Series B Convertible Preferred Stock of $0.74. No preferred dividends were declared or paid in that period. For all other periods presented the Company incurred a net loss and potentially dilutive securities were excluded as anti-dilutive.

Certain share-based equity awards and warrants were excluded from the computation of dilutive earnings per share because inclusion of these awards would have had an anti-dilutive effect. The following table reflects the awards that were excluded.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Shares to be issued to Abaca shareholders	-	-	-	3,126
Stock options	38,770	29,475	38,770	42,832
Restricted stock	-	-	-	121
Series A Convertible Preferred Stock	370	-	370	370
Series B Convertible Preferred Stock	1,456,187	333,274	1,456,187	333,274
Warrants	871,252	216,781	871,252	216,781
Total	2,366,579	579,530	2,366,579	596,504

Excluded from the computation of loss per share is the Series A Convertible Preferred Stock, par value $0.0001 per share (the “Series A Convertible Preferred Stock”). The shareholders are entitled to receive dividends on shares of Series A Convertible Preferred Stock equal (on an as-if-converted-to-Common-Stock basis) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock. No other dividends shall be paid on shares of Series A Convertible Preferred Stock.

On October 22, 2026, the conversion price related to the Series B Preferred Stock was reduced to $0.1210 per share pursuant to the stock combination adjustment provision of the Certificate of Designation, which resets the conversion price on the sixteenth trading day following a reverse stock split to the average of the five lowest daily VWAPs of the Common Stock during the preceding fifteen trading days, if lower than the price then in effect. Had the adjustment occurred on September 30, 2026, the number of potentially dilutive shares would have increased to approximately 224.8 million. See Note 18, Subsequent Events.

Note 14 - Earnings Per Share

Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Net loss attributable to common stockholders represents net loss adjusted for deemed dividends on preferred stock. When the Company redeems shares of Series B Convertible Preferred Stock, the excess of the cash redemption price paid over the carrying value of the shares redeemed is treated as a deemed dividend to the preferred stockholders. This deemed dividend is not recognized in the consolidated statements of operations but is deducted from net loss in computing net loss attributable to common stockholders for purposes of the basic and diluted loss per share calculation.

Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted loss per share calculation, the Company uses the “if-converted method” for the Series B Convertible Preferred Stock and the “treasury stock method” for warrants and stock options. The Company applies the more dilutive of the two-class method or the if-converted / treasury stock method for each class of potentially dilutive instruments. Because the Company incurred a net loss in both periods presented, all potentially dilutive securities have been excluded from the computation of diluted net loss per share as their inclusion would be anti-dilutive. Accordingly, basic and diluted weighted-average shares outstanding are identical for both periods presented.

During the year ended December 31, 2025, the Company redeemed 244 shares of its Series B Convertible Preferred Stock for total cash consideration of $0.5 million, pursuant to the mandatory use-of-proceeds provision of its ELOC agreement. The Series B Convertible Preferred Stock was originally issued at a fair value of $589 per share, reflecting the relative fair value allocation of the $800 per unit transaction price between the Series B preferred shares and the accompanying Series B Warrants, based on standalone fair values determined using a Monte Carlo simulation model. The redemption price of $0.5 million exceeded the aggregate carrying value of the redeemed shares of $0.3 million by $0.2 million. This excess represents a deemed dividend to the preferred stockholders and has been deducted from net loss in computing net loss attributable to common stockholders for purposes of loss per share. The deemed dividend is a non-cash item and does not affect the Company’s net loss, stockholders’ equity (deficit), or cash flows from operations.

The schedule of loss per shares, basic and diluted is as follows:

For The Year Ended December 31,	2025	2024
Net loss	$(2,160,998)	$(48,319,475)
Deemed dividend on Series B Preferred Stock redemption	(241,435)	-
Net loss attributable to common stockholders	(2,402,433)	(48,319,475)
Weighted average shares outstanding - basic and diluted	243,471	231,073
Basic and diluted net loss per share	$(9.87)	$(209.11)

The following is a schedule of the weighted average shares outstanding - basic and diluted, for the year ended December 31, 2025 and December 31, 2024.

Weighted Average Shares Calculation - Basic and Diluted	Year Ended December 31,
	2025	2024
Weighted average shares	243,471	231,073

Certain share-based equity awards and warrants were excluded from the computation of dilutive loss per share because inclusion of these awards would have had an anti-dilutive effect. The following table reflects the awards that were excluded from diluted net loss per share:

	Year Ended December 31,
	2025	2024
Shares to be issued to Abaca shareholders	-	3,125
Stock options	44,885	9,473
Conversion of Series B Convertible Preferred Stock	333,275	-
Conversion of preferred stock	370	370
Warrants	216,784	50,155
Total	595,314	63,123